Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document Information [LineItems]
Document Type	S-1/A
Entity Registrant Name	EVgo Inc
Entity Central Index Key	0001821159
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false